UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2026 to March 31, 2026

Date of Report: May 11, 2026

Exact name of securitizer as specified in its charter: UBS Commercial Mortgage Securitization Corp.1

Commission File Number of securitizer: 025-01213

Central Index Key Number of securitizer: 0001532799

Nicholas Galeone, Managing Director (212) 713-8832

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1 UBS Commercial Mortgage Securitization Corp., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the commercial mortgage-backed securities asset class.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), UBS Commercial Mortgage Securitization Corp. has indicated by check mark that there is no activity to report for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 11, 2026

UBS COMMERCIAL MORTGAGE SECURITIZATION CORP. (Securitizer)

By:	/s/ Nicholas Galeone
Name: Nicholas Galeone Title: Managing Director

By:	/s/ Racquel Small
Name: Racquel Small Title: Executive Director